Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	£ 12,130	£ 11,902	£ 10,921
Property, plant and equipment	5,972	5,848	5,091
Other investments	42	37	50
Inventories	7,552	7,094	6,235
Trade and other receivables	3,874	2,933	3,328
Trade and other payables	(6,110)	(5,887)	(5,327)
Corporation tax	(266)	(252)	(380)
Deferred tax	(2,257)	(2,319)	(2,112)
Leases	(438)	(475)	(360)
Liabilities held for sale	(76)	(61)	(30)
Net assets	9,866	9,514	£ 9,331
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	0	165
Property, plant and equipment	103	12
Other investments	0	1
Inventories	19	21
Trade and other receivables	13	23
Cash	47	0
Assets held for sale	182	222
Trade and other payables	(61)	(18)
Corporation tax	(2)	(6)
Deferred tax	(5)	(35)
Provisions	(2)	0
Leases	(2)	(2)
Post employment benefit liabilities	(4)	0
Liabilities held for sale	(76)	(61)
Net assets	£ 106	£ 161